OTHER ITEMS OF THE STATEMENT OF COMPREHENSIVE INCOME (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Total selling expenses	$ 66	$ 65	$ 37
Salaries And Social Security Charges [Member]
IfrsStatementLineItems [Line Items]
Total selling expenses	5	5	3
Benefits To Employees [Member]
IfrsStatementLineItems [Line Items]
Total selling expenses	1	1
Fees And Compensation For Services [Member]
IfrsStatementLineItems [Line Items]
Total selling expenses	3	4	3
Taxes Rates And Contributions [Member]
IfrsStatementLineItems [Line Items]
Total selling expenses	13	14	11
Transportation And Freights [Member]
IfrsStatementLineItems [Line Items]
Total selling expenses	43	40	18
Other [Member]
IfrsStatementLineItems [Line Items]
Total selling expenses	$ 1	$ 1	$ 2